Expenses by Nature	12 Months Ended
Dec. 31, 2019
Expenses by Nature
Expenses by Nature

(26)    Expenses by Nature

(a)  Amortization and depreciation

Expenses for the amortization and depreciation of intangible assets, rights of use and property, plant and equipment, incurred during 2019, 2018 and 2017 classified by functions are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Cost of sales	193,081	146,530	135,186
Research and development	22,471	19,836	14,721
Selling, general & administration expenses	86,903	62,243	65,583
	302,455	228,609	215,490

(b)  Other operating income and expenses

Other operating income and expenses incurred during 2019, 2018 and 2017 by function are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Cost of sales	467,705	432,803	416,020
Research and development	166,177	152,670	129,579
Selling, general & administration expenses	457,921	410,753	460,959
	1,091,803	996,226	1,006,558

Details by nature are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Changes in trade provisions	(19,811)	(23,125)	3,648
Professional services	244,355	211,305	211,579
Commissions	32,178	21,941	18,473
Supplies and auxiliary materials	170,021	149,831	131,932
Operating leases (note 9)	33,235	84,299	80,136
Freight	130,663	112,340	105,292
Repair and maintenance expenses	136,377	107,806	103,518
Advertising	59,063	44,659	49,893
Insurance	25,647	22,632	21,529
Royalties	10,674	10,726	11,241
Travel expenses	61,346	51,428	58,171
External services	64,099	53,391	82,699
R&D Expenses	103,053	100,889	89,977
Other	40,903	48,104	38,470
Other operating income&expenses	1,091,803	996,226	1,006,558